PRIVATE PLACEMENTS (Details Narrative) - Private Placement [Member] - shares		3 Months Ended
	Oct. 18, 2022	Mar. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Private sale of private placement units	394,000	394,000
Ordinary share conversion basis	Each Unit consists of one share of ordinary shares and one right to receive two-tenths (2/10) of one Ordinary Share upon the consummation of the Company’s initial business combination one right (“Public Right”).